SHAREHOLDERS' EQUITY (Schedule of fair value assumptions) (Details)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected life (years)	4 years 7 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	92.70%	75.90%
Expected risk free interest rates range, minimum	3.90%	3.30%
Expected life (years)		5 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, maximum	95.90%	76.40%
Expected risk free interest rate range, maximum	4.50%	4.20%
Expected life (years)		5 years 1 month 6 days